Cover	Nov. 22, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2024
Entity File Number	001-41112
Entity Registrant Name	Blue Ocean Acquisition Corp
Entity Central Index Key	0001856961
Entity Tax Identification Number	98-1593951
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Wisconsin Circle
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Chevy Chase
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20815
City Area Code	240
Local Phone Number	235-5049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BOCNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BOCN
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BOCNW
Security Exchange Name	NASDAQ